Supplemental Cash Flow Information (Schedule Of Noncash Investing And Financing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Acquisition of assets through asset exchange	$ 150,000
Acquisition of land through property exchange		1,900
Issuance of notes payable for acquisition of land		450	125
Note receivable issued in connection with divestiture and sale of assets			$ 1,675